Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 8 - INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	December 31, 2023	December 31, 2022

Copyrights	$2,626	$2,499
Patents	7,835	-
Trademarks	25,517	16,171
Software	19,663	14,687
Less: Accumulated amortization	(9,276)	(2,819)
	$46,365	$30,538

For the years ended December 31, 2023, 2022 and 2021, amortization expenses amount to $6,020, $2,754, and $141, respectively.